Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2023 and 2022 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 20, 2022	-	$-
Granted	1,700,000	3.12
Vested	(566,684)	3.12
Outstanding at December 31, 2022	1,133,316	$3.12
Granted	-	-
Vested	(1,133,316)	3.12
Forfeited	-	-
Outstanding at December 31, 2023	-	$-